Stockholders' equity	12 Months Ended
Dec. 31, 2017
Stockholders' equity
Stockholders' equity

29.        Stockholders’ equity

a)Conversion of preferred shares and merger of Valepar S.A.

At the General Extraordinary Stockholders’ Meeting, held on June 27, 2017, approved the voluntary conversion of Vale class “A” preferred share into common shares (“ON”), based on the conversion rate of 0.9342 common shares for each Vale class “A” preferred share.

On August 11, 2017, the voluntary conversion period expired and an aggregate of 1,660,581,830 preferred shares (excluding treasury shares), corresponding to 84.4% of the total outstanding preferred shares, were converted into common shares.

At the Extraordinary Stockholders’ Meeting of Valepar S.A, held on August 14, 2017, stockholders approved the merger of Valepar with and into Vale. Thereafter, Valepar ceases to exist and, as consequence, its stockholders hold direct interests in Vale, through the 1.2065 Vale common shares received for each Valepar share held by them. As a result, Vale issued 173,543,667 new common shares to Valepar’s stockholders, all registered and without par value.

On August 14, 2017, the merger was accounted in Vale’s stockholders’ equity as capital reserve, based on the accounting appraisal report of Valepar’s net assets, amounting US$1,158.

The impacts arising from the merger in the Company’s assets and liabilities are as follows:

August 14, 2017
Current assets	24
Judicial deposits (note 27(c))	951
Intangible (note 17)	964

Current liabilities	20
Provisions for litigation (note 27(a))	631
Taxes payable (note 8)	130

Net assets	1,158

At the Extraordinary Stockholders’ Meeting and at the Special Stockholders’ Meeting, held on October 18, 2017, preferred stockholders approved the conversion of all Class “A” preferred shares into common shares of the Company, in the proportion of 0.9342 common share for each class “A” preferred share. During the period from October 20, 2017 until November 21, 2017, inclusive, the stockholders holding Vale’s Class “A” preferred shares dissenting with regard to the resolution of the Special Meeting, had the right to withdraw from the Company, receiving R$24.26 per share which is the equivalent of Vale stockholders’ equity per share at December 31, 2016. At the end of this period, 10,397 common shares were converted into treasury shares (corresponding to 11,130 preferred shares).

At the Extraordinary Stockholders’ Meeting held on December 21, 2017 approved the migration of the Company to the special listing segment of B3 S.A. (“Novo Mercado”), following the conversion of the class “A” preferred shares into common shares.

The stockholders’ equity corresponds to 5,284,474,770 common shares and 12 preferred shares special class (“PNE” or “Golden shares”), and there were no changes in the amount of share capital.

	Share position before conversion	Conversion of the preferred shares	Issue of new shares	Share position after conversion
Shares outstanding
ON	3,185,653,000	1,838,235,414	173,543,667	5,197,432,081
PNA/PNE	1,967,721,926	(1,967,721,914)	—	12

	5,153,374,926	(129,486,500)	173,543,667	5,197,432,093
Shares in treasury
ON	31,535,402	55,507,287	—	87,042,689
PNA	59,405,792	(59,405,792)	—	—

Total issued shares	5,244,316,120	(133,385,005)	173,543,667	5,284,474,782

The basic and diluted earnings per share were recalculated considering the changes in the number of shares, as described above. The comparative information for the years ended December 31, 2016 and 2015 were restated, as presented in note 9.

b)Share capital

As at December 31, 2017, the share capital was US$61,614 corresponding to 5,284,474,782 shares issued and fully paid without par value.

	December 31, 2017			December 31, 2016
	ON	PNE	Total	ON	PNA	Total
Stockholders
Litel Participações S.A. and Litela Participações S.A.	1,108,483,410	—	1,108,483,410	—	—	—
BNDES Participações S.A.	401,457,757	—	401,457,757	206,378,882	66,185,272	272,564,154
Bradespar S.A.	332,965,266	—	332,965,266	—	—	—
Mitsui & Co., Ltd	286,347,055	—	286,347,055	—	—	—
Valepar S.A.	—	—	—	1,716,435,045	20,340,000	1,736,775,045
Brazilian Government (Golden Share)	—	12	12	—	12	12
Foreign investors - ADRs	1,292,115,112	—	1,292,115,112	786,067,634	610,880,671	1,396,948,305
Foreign institutional investors in local market	1,129,164,954	—	1,129,164,954	262,868,264	825,753,408	1,088,621,672
FMP - FGTS	62,061,672	—	62,061,672	70,662,746	—	70,662,746
PIBB - Fund	2,632,618	—	2,632,618	741,730	1,171,101	1,912,831
Institutional investors	277,003,730	—	277,003,730	104,510,549	133,496,260	238,006,809
Retail investors in Brazil	305,200,507	—	305,200,507	37,988,150	309,895,202	347,883,352

Shares outstanding	5,197,432,081	12	5,197,432,093	3,185,653,000	1,967,721,926	5,153,374,926
Shares in treasury	87,042,689	—	87,042,689	31,535,402	59,405,792	90,941,194

Total issued shares	5,284,474,770	12	5,284,474,782	3,217,188,402	2,027,127,718	5,244,316,120

Share capital per class of shares (in millions)	61,614	—	61,614	38,525	23,089	61,614

Total authorized shares	7,000,000,000	—	7,000,000,000	3,600,000,000	7,200,000,000	10,800,000,000

The Board of Directors may, regardless of changes to by-laws, issue new common shares (up to the total authorized shares), including the capitalization of profits and reserves to the extent authorized.

The Company repurchases its shares to hold in treasury for future sale or cancellation. These shares are recorded in a specific account as a reduction of stockholders´ equity at their acquisition value and carried at cost. These programs are approved by the Board of Directors with a determined terms and numbers of shares. Currently, the Company does not have any share repurchase program.

Incremental costs directly attributable to the issue of new shares or options are recognized in stockholders’ equity as a deduction from the amount raised, net of taxes.

c)Remuneration to the Company’s stockholders

The Company’s by-laws determine the minimum remuneration to stockholders of 25% of net income, after appropriations to legal reserve and tax incentive reserve, as follows:

2017
Net income of the year	5,507
Appropriation to legal reserve	(275)
Appropriation to tax incentive reserve	(216)

Net income after appropriations to legal reserve and tax incentive reserve	5,016
Minimum mandatory remuneration (i)	1,475
Appropriation to investments reserve	3,541

(i)  The minimum mandatory remuneration were based on interest on capital and will be paid in 2018, in the amount of US$0.28378015600 per share. Due to the Brazilian legislation, the Company must retain and collect the amount of withholding tax (15%) and cannot be considered when charging the interest on capital to the mandatory dividend.

On December 14, 2017, the Board of Directors approved the payment in advance of the stockholders’ remuneration in the gross amount of US$682 (R$2,183 million) based on the interest on capital, as an anticipation relating to 2017. The Board of Directors approved on February 26, 2018 (subsequent event), the complementary payment to the stockholders’ remuneration in the gross amount of US$793 (R$2,538 million) based on the interest on capital. Together, these resolutions comprise the minimum mandatory remuneration for the year ended December 31, 2017 that will be paid in March 2018.

The remuneration paid to stockholders based on the on interest on capital during 2017 and 2016 amounted US$1,456 (US$0.282400343 per share) and US$250 (US$0.048511898 per share), respectively. All remuneration was based on interest on capital for those years.

d)   Profit reserves

The amount of profit reserves are distributed as follows:

	Legal reserve	Tax incentive reserve	Investments reserve	Additional remuneration reserve	Total of profit reserves
Balance as at December 31, 2015	985	—	—	—	985

Allocation of Income	204	377	1,808	634	3,023
Translation adjustment	195	—	—	—	195

Balance as at December 31, 2016	1,384	377	1,808	634	4,203

Allocation of Income	275	216	3,541	—	4,032
Dividends and interest on capital of Vale’s stockholders	—	—	—	(658)	(658)
Translation adjustment	(29)	(13)	(140)	24	(158)

Balance as at December 31, 2017	1,630	580	5,209	—	7,419

Legal reserve - Is a legal requirement for Brazilian public companies to retain 5% of the annual net income up to 20% of the capital. The reserve can only be used to compensate losses or to increase capital.

Tax incentive reserve - Results from the option to designate a portion of the income tax for investments in projects approved by the Brazilian Government as well as tax incentives.

Investment reserve - Aims to ensure the maintenance and development of the main activities that comprise the Company’s operations and to retain budgeted capital for investments. Based on the Company’s by-laws, this reserve is capped to 50% of the annual distributable net income, up to the amount of the share capital. The remaining balance over than 50% of the annual distributable net income is retained based on the capital investments budget submitted for approval in the Stockholder’s Meeting, pursuant to article 196 of the Law 6,404.

Additional remuneration reserve - Arises from the remuneration proposed by Management that exceeds the minimum mandatory remuneration of 25% of the adjusted net income. On April 20, 2017, Stockholders approved the payment of the additional remuneration in relation to the year ended December 31, 2016.

e)   Unrealized fair value gain (losses)

	Retirement benefit obligations	Cash flow hedge	Available-for-sale financial instruments	Conversion shares	Total gain (losses)
Balance as at December 31, 2015	(703)	(6)	(1)	(282)	(992)

Other comprehensive income	(70)	7	1	—	(62)
Translation adjustment	(36)	(1)	—	(56)	(93)

Balance as at December 31, 2016	(809)	—	—	(338)	(1,147)

Other comprehensive income	(46)	—	—	—	(46)
Translation adjustment	10	—	—	—	10

Balance as at December 31, 2017	(845)	—	—	(338)	(1,183)

f) Shareholders Agreement

On the date of the merger of Valepar into Vale, August 14, 2017, the former Controlling Shareholders of Valepar executed a new shareholders’ agreement (“Vale Agreement”) that binds only 20% of the totality of Vale’s common shares issued by Vale, and will be in force until November 9, 2020, with no provision for renewal.

For 6 months from the date of entry into force of the Vale Agreement, the Shareholders will be obligated not to transfer, by any means, either directly or indirectly, Vale shares they receive as a result of the implementation of the Proposal (“Lock-Up”), except for (i) the transfer of Vale’s shares by the Shareholders to their affiliates and their current shareholders, provided that such transferred shares shall remain subject to the Lock-Up, and (ii) the transfer of shares held by the Shareholders prior to the merger of Valepar.

Accounting policy

Stockholder’s remuneration - The stockholder’s remuneration is paid on dividends and interest on capital. This remuneration is recognized as a liability in the financial statements of the Company based on bylaws. Any amount above the minimum mandatory remuneration approved by the by-laws shall only be recognized in current liabilities on the date that is approved by stockholders.

The Company is permitted to distribute interest attributable to stockholders’ equity. The calculation is based on the stockholders’ equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the Brazilian Government Long-term Interest Rate (“TJLP”) determined by the Central Bank of Brazil. Also, such interest may not exceed 50% of the net income for the year or 50% of retained earnings plus profit reserves as determined by Brazilian corporate law.

The benefit to the Company, as opposed to making a dividend payment, is a reduction in the income tax burden because this interest charge is tax deductible in Brazil. Income tax of 15% is withheld on behalf of the stockholders relative to the interest distribution. Under Brazilian law, interest attributed to stockholders’ equity is considered as part of the annual minimum mandatory dividend. This notional interest distribution is treated for accounting purposes as a deduction from stockholders’ equity in a manner similar to a dividend and the tax deductibility recorded in the income statement.